Net income from insurance and pension plans (Tables)	12 Months Ended
Dec. 31, 2017
Net income from insurance and pension plans (Tables) [Abstract]
Net income from insurance and

11.  Net income from insurance and pension plans

	R$ thousand
	Years ended December 31
	2017	2016	2015
Written premiums	65,864,591	62,470,571	55,920,681
Supplemental pension plan contributions	5,090,043	3,679,922	3,795,219
Granted coinsurance premiums	(49,715)	(70,862)	(88,612)
Refunded premiums	(667,196)	(746,244)	(522,309)
Net written premiums earned	70,237,723	65,333,387	59,104,979
Reinsurance premiums paid	(191,088)	(306,265)	(344,199)
Premiums retained from insurance and pension plans	70,046,635	65,027,122	58,760,780

Changes in the provision for insurance	(30,435,868)	(29,729,884)	(25,528,076)
Changes in the provision for private pension plans	(4,369,903)	(3,052,034)	(2,757,963)
Changes in the technical provisions for insurance and pension plans	(34,805,771)	(32,781,918)	(28,286,039)

Reported indemnities	(25,924,687)	(24,877,804)	(21,658,594)
Claims expenses	(36,068)	(119,201)	(69,599)
Recovery of ceded coinsurance	35,332	65,285	87,053
Recovery of reinsurance	116,913	141,711	407,195
Salvage recoveries	488,057	451,930	402,718
Changes in the IBNR provision	(274,509)	(204,354)	(892,816)
Retained claims	(25,594,962)	(24,542,433)	(21,724,043)

Commissions on premiums	(2,700,131)	(2,696,002)	(1,985,426)
Recovery of commissions	19,334	29,927	21,700
Fees	(403,835)	(489,279)	(1,201,216)
Brokerage expenses - private pension plans	(153,552)	(167,654)	(188,037)
Changes in deferred commissions	(167,728)	(224,000)	99,786
Selling expenses for insurance and pension plans	(3,405,912)	(3,547,008)	(3,253,193)

Net income from insurance and pension plans	6,239,990	4,155,763	5,497,505